INCOME TAXES (Narrative) (Details)	12 Months Ended
Jul. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Federal net operating loss incurred	$ 8,191,403
Federal net operating loss carryback	1,582,003
Federal income tax refund receivable	$ 537,881
Period over which state capital-based tax will be phased out	7 years
Increased in deferred tax asset	$ 380,000
Increase in deferred tax liabilities	771,000
Deferred taxes unrealized gain (loss) on available-for-sale securities	26,000
Current federal income tax provision benefit	365,000
Internal Revenue Service [Member]
Operating Loss Carryforwards [Line Items]
Assessment amount included in the current tax provision	146,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,609,000
State and city [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,000,000
Assessment amount included in the current tax provision	$ 5,000